Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Quant Solutions Emerging Markets Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	PQEMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, market performance was strong, with MSCI Emerging Markets ND Index gains primarily driven by strong performance in Taiwan, India, and China, particularly within the information technology, financials, and consumer discretionary sectors.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight/stock selection in industrials and financials), Taiwan (overweight in information technology), and India (stock selection in financials, overweight in materials) led outperformers.
■
The best-performing sectors, in relative terms, were industrials (underweight/stock selection in Korea), financials (stock selection in India and
China), and energy (stock selection in India and China).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	26.77%	5.24%	6.01% (11/29/2016)
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	5.89%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 42,732,199
Holdings Count | Holdings	312
Advisory Fees Paid, Amount	$ 178,238
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 42,732,199
Number of fund holdings	312
Total advisory fees paid for the year	$ 178,238
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	15.1%
Semiconductors & Semiconductor Equipment	12.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	7.6%
Metals & Mining	5.2%
Interactive Media & Services	5.1%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	3.4%
IT Services	3.2%
Insurance	3.2%
Pharmaceuticals	3.2%
Hotels, Restaurants & Leisure	2.4%
Automobiles	2.4%
Real Estate Management & Development	1.9%
Capital Markets	1.8%
Electronic Equipment, Instruments & Components	1.8%
Specialty Retail	1.6%
Electric Utilities	1.5%
Diversified Telecommunication Services	1.5%
Electrical Equipment	1.5%
Industry Classification	% of Net Assets
Machinery	1.3%
Food Products	1.2%
Wireless Telecommunication Services	1.2%
Passenger Airlines	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Beverages	0.9%
Consumer Staples Distribution & Retail	0.9%
Aerospace & Defense	0.8%
Health Care Providers & Services	0.8%
Entertainment	0.8%
Automobile Components	0.8%
Marine Transportation	0.7%
Tobacco	0.7%
Air Freight & Logistics	0.7%
Household Durables	0.6%
Consumer Finance	0.6%
Others*	2.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions International Developed Markets Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Developed Markets Index Fund
Class Name	Class R6
Trading Symbol	PQDMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities advanced at the end of 2023, based on the hope that a continued decline in inflation data would lead to interest rate cuts by central banks. The markets continued upward in the first quarter of 2024, based on expectations of future interest rate cuts. Despite volatility during the remainder of the reporting period, as investors digested the outcomes of various international elections and the hoped-for easing of monetary policy in Europe, these markets ended the period little changed from their March 2024 levels.
■
The Fund closely tracked the MSCI EAFE ND Index’s performance over the reporting period, holding almost all stocks included in the Index in approximately the same proportions, in keeping with its “passively managed”—or index—investment approach.
■
The Fund used TOPIX Futures, EURO STOXX 50 Futures, FTSE 100 Futures, and MSCI EAFE Mini Futures to equitize cash and enhance portfolio liquidity. These positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.50%	6.00%	7.00% (11/17/2016)
Broad-Based Securities Market Index: MSCI EAFE ND Index	22.97%	6.24%	7.43%
FTSE Developed Markets Ex-North America Net Index	22.21%	6.08%	7.27%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 39,535,996
Holdings Count | Holdings	742
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 39,535,996
Number of fund holdings	742
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	10.4%
Pharmaceuticals	8.6%
Insurance	5.1%
Oil, Gas & Consumable Fuels	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Capital Markets	2.9%
Machinery	2.7%
Automobiles	2.6%
Chemicals	2.6%
Metals & Mining	2.6%
Unaffiliated Exchange-Traded Funds	2.4%
Textiles, Apparel & Luxury Goods	2.4%
Food Products	2.3%
Electrical Equipment	2.1%
Aerospace & Defense	2.1%
Software	2.1%
Health Care Equipment & Supplies	1.9%
Trading Companies & Distributors	1.9%
Industrial Conglomerates	1.8%
Personal Care Products	1.8%
Professional Services	1.8%
Electric Utilities	1.7%
Diversified Telecommunication Services	1.6%
Beverages	1.4%
Hotels, Restaurants & Leisure	1.4%
Electronic Equipment, Instruments & Components	1.2%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.0%
Household Durables	1.0%
Financial Services	1.0%
Wireless Telecommunication Services	0.9%
Specialty Retail	0.9%
Building Products	0.9%
Biotechnology	0.9%
Multi-Utilities	0.8%
Entertainment	0.8%
Broadline Retail	0.8%
IT Services	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.7%
Tobacco	0.7%
Construction & Engineering	0.7%
Household Products	0.5%
Automobile Components	0.5%
Air Freight & Logistics	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	5.7%
94.3%
Other assets in excess of liabilities	5.7%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
Effective December 11, 2023, the Fund's contractual expense limitation was lowered from 0.25% to 0.19% of the average daily net assets for
Class R6 shares.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]	Effective December 11, 2023, the Fund's contractual expense limitation was lowered from 0.25% to 0.19% of the average daily net assets for Class R6 shares.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets